UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net Income	$ 61,649	$ 1,520
Other Comprehensive Income - Defined Benefit Plan	1
Comprehensive Income	$ 61,650	$ 1,520